Organization and Principal Activities	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Bit Digital, Inc. (“BTBT” or the “Company”), formerly known as Golden Bull Limited, is a holding company incorporated on February 17, 2017, under the laws of the Cayman Islands. The Company is currently engaged in the digital asset mining business, Ethereum staking activities and specialized cloud-infrastructure services for artificial intelligence applications through its wholly owned subsidiaries.

On April 17, 2023, Bit Digital Investment Management Limited (“BT IM”) was established as the investment manager to oversee Bit Digital Innovation Master Fund SPC Limited (“BT SPC”), a segregated portfolio company which was incorporated in May 2023. Both entities are 100% owned by Bit Digital Strategies Limited.

On October 19, 2023 and August 17, 2023, Bit Digital AI, Inc. (“BT AI”) and Bit Digital Iceland ehf (“BT Iceland”) were incorporated to support the Company’s generative artificial intelligence (“AI”) workstreams. Bit Digital Iceland ehf is 100% owned by Bit Digital AI, Inc. which is 100% owned by Bit Digital, Inc.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background		Ownership
Bit Digital USA, Inc. (“BT USA”)	●	A United States company	100% owned by Bit Digital, Inc.
	●	Incorporated on September 1, 2020
	●	Engaged in digital asset mining business
Bit Digital Canada, Inc. (“BT Canada”)	●	A Canadian company	100% owned by Bit Digital, Inc.
	●	Incorporated on February 23, 2021
	●	Engaged in digital asset mining business
Bit Digital Hong Kong Limited (“BT HK”)	●	A Hong Kong company	100% owned by Bit Digital, Inc.
	●	Acquired on April 8, 2020
	●	Engaged in digital asset mining related business
Bit Digital Strategies Limited (“BT Strategies”)	●	A Hong Kong company	100% owned by Bit Digital, Inc.
	●	Incorporated on June 1, 2021
	●	Engaged in treasury management activities
Bit Digital Singapore Pte. Ltd. (“BT Singapore”)	●	A Singapore company	100% owned by Bit Digital, Inc.
	●	Incorporated on July 1, 2021
	●	Engaged in digital asset staking activities
Bit Digital Investment Management Limited (“BT IM”)	●	A British Virgin Islands company	100% owned by Bit Digital Strategies Limited.
	●	Incorporated on April 17, 2023
	●	Engaged in fund and investment management activities
Bit Digital Innovation Master Fund SPC Limited (“BT SPC”)	●	A British Virgin Islands company	100% owned by Bit Digital Strategies Limited.
	●	Incorporated on May 31, 2023
	●	A segregated portfolios company
Bit Digital AI, Inc (“BT AI”)	●	A United States company	100% owned by Bit Digital, Inc.
	●	Incorporated on October 19, 2023
	●	Engaged in specialized cloud-infrastructure services for artificial intelligence applications
Bit Digital Iceland ehf (“BT Iceland”)	●	An Icelandic company	100% owned by Bit Digital AI, Inc
	●	Incorporated on August 17, 2023
	●	Engaged in specialized cloud-infrastructure services for artificial intelligence applications